Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 1 Shares
Average Annual Return:
1 Year	11.38%
5 Years	(3.75%)
10 Years	8.77%
(Columbia Variable Portfolio - Marsico 21st Century Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.12%
5 Years	(3.99%)
10 Years	8.48%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 1 Shares
Average Annual Return:
1 Year	12.04%
5 Years	(0.44%)
10 Years	7.00%
(Columbia Variable Portfolio - Marsico Focused Equities Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.75%
5 Years	(0.68%)
10 Years	6.72%
(Columbia Variable Portfolio - Marsico Growth Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 1 Shares
Average Annual Return:
1 Year	12.24%
5 Years	0.37%
10 Years	7.25%
(Columbia Variable Portfolio - Marsico Growth Fund) | Class 2 Shares
Average Annual Return:
1 Year	11.91%
5 Years	0.13%
10 Years	6.98%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | MSCI EAFE (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	17.32%
5 Years	(3.69%)
10 Years	8.21%
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Average Annual Return:
1 Year	17.62%
5 Years	(4.44%)
10 Years	8.67%